DEFERRED INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax on undistributed earnings	$ 29
Income tax provision for undistributed earnings	41
Undistributed earnings of foreign subsidiaries	14,569
Unused tax losses, net	5,165
Deductible temporary differences for which no deferred tax asset is recognised	2,846	$ 2,783
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	399
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	213
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	221
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	41
2027+
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	2,482
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, net	1,809
Non-capital tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	1,168	1,048
Capital tax losses | No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	262	321
Other | No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 1,416	$ 1,414